Annual Total Returns- Janus Henderson Overseas Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Overseas Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.17%)	13.47%	14.56%	(11.87%)	(8.59%)	(6.45%)	31.12%	(14.94%)	27.02%	16.30%